Memorandum items - Other (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	1 Months Ended							2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 GBP (£) item action	Dec. 31, 2021 USD ($) item action	Dec. 31, 2021 EUR (€) item action	Dec. 31, 2020 GBP (£)	Oct. 31, 2020 GBP (£)	May 31, 2019 AUD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2021 GBP (£) action item	Dec. 31, 2021 USD ($) action item	Dec. 31, 2021 EUR (€) action item	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2015 USD ($) company	Dec. 31, 2018 GBP (£)	Jul. 31, 2017 item	Jan. 31, 2017
Trustee and other fiduciary activities
Fee income										£ 280.0			£ 245.0	£ 250.0
UK 2008 rights issue shareholder litigation
Additional Provisions										789.0
Provisions utilised										967.0
Legal proceedings provision [Member]
UK 2008 rights issue shareholder litigation
Additional Provisions										307.0
Provisions utilised										309.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Additional Provisions										300.0		€ 358.0
Provisions utilised										281.0		335.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Additional Provisions										158.0		188.0
Provisions utilised										£ 131.0		€ 156.0
Litigation and regulatory matters
UK 2008 rights issue shareholder litigation
Number of failed US banks | item																	39
Foreign exchange related investigations
UK 2008 rights issue shareholder litigation
Fines received | €			€ 32.5
US investigations relating to fixed-income securities
UK 2008 rights issue shareholder litigation
Number of years probation	3 years	3 years	3 years
Number of wire fraud | item	1	1	1
Number of securities frauds | item	1	1	1
Penalty paid for criminal fines | $		$ 25.2
Penalty paid for criminal forfeiture | $		2.8
Penalty paid for restitution | $		$ 6.8
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries | New Jersey Carpenters Health Fund | NWMSI
Litigation, investigations and reviews
Agreed settlement amount | $							$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action	24	24	24							24	24	24
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class action lawsuits	2	2	2							2	2	2
Other LIBOR cases
UK 2008 rights issue shareholder litigation
Number of class action lawsuits																		5
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $															$ 255.0
Federal Court of Australia FX antitrust litigation
UK 2008 rights issue shareholder litigation
Number of other parties subject to lawsuit or legal investigation						4
Maximum Total Transaction Value | $						$ 0.5
UK Competition Appeal Tribunal
UK 2008 rights issue shareholder litigation
Number of applications for opt-out collective proceedings									2
Tel Aviv District Court FX antitrust litigations
UK 2008 rights issue shareholder litigation
Number of motions to certify FX-related class actions								2
Tel Aviv District Court FX antitrust litigations | NatWest Markets Plc
UK 2008 rights issue shareholder litigation
Number of pending motions	1	1	1							1	1	1
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item										3	3	3
Spoofing litigation
UK 2008 rights issue shareholder litigation
Number of class action lawsuits | action	3	3	3							3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class action lawsuits | action	2	2	2							2	2	2
Damages claimed | $											$ 298.0
EUA trading litigation
UK 2008 rights issue shareholder litigation
Damages quantified					£ 45.0
Number of claimants | company															10
Offshoring VAT assessments | HMRC
UK 2008 rights issue shareholder litigation
Claimed unpaid VAT after tax assessment																£ 143.0
Payments For Value Added Tax Assessments				£ 143.0
Legal proceedings money laundering regulation litigation | National Westminster Bank Plc
UK 2008 rights issue shareholder litigation
Fines received	£ 264.8